UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.3% (0.2% of Total Investments)
$ 1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A–	$1,563,660

	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AAA	786,428
	12/01/34 – FGIC Insured

	California – 3.7% (2.4% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	AAA	357,409
	1999A, 0.000%, 10/01/37 – MBIA Insured
5,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	1,986,105
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – FSA Insured
200	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/07 at 101.00	AAA	202,286
	California, General Obligation Bonds, Series 1997:
2,195	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	2,221,450
210	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	212,531
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	5,142,100
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,000	5.000%, 6/01/33	6/17 at 100.00	BBB	4,666,750
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	934,270
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,442,840
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
17,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	4,573,170
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured

41,140	Total California			21,738,911

	Colorado – 2.4% (1.6% of Total Investments)
3,205	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car	1/09 at 101.00	AAA	3,314,515
	Projects, Series 1999A, 6.000%, 1/01/12 – MBIA Insured (Alternative Minimum Tax)
2,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	3,131,248
	Hotel, Series 2003A, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – XLCA Insured
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/07 at 102.00	AAA	1,493,556
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	3,643,398
	9/01/25 – MBIA Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AAA	2,648,125
	MBIA Insured

28,645	Total Colorado			14,230,842

	Florida – 10.5% (6.9% of Total Investments)
1,630	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	12/07 at 102.00	AAA	1,665,925
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	14,515,650
	4.500%, 6/01/35
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	2,479,625
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/07 at 100.00	BB+	13,756,481
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
7,370	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	7,351,649
	South Florida, Series 2007, 5.000%, 8/15/42 (UB)
22,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	22,068,420
	South Florida, Series 2007, 5.000%, 8/15/37 (UB)

62,125	Total Florida			61,837,750

	Georgia – 1.3% (0.9% of Total Investments)
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%,	4/10 at 101.00	AA (4)	4,256,600
	4/01/25 (Pre-refunded 4/01/10)
880	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	909,014
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 – MBIA Insured
2,620	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	2,722,049
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 (Pre-refunded 5/15/09) –
	MBIA Insured

7,500	Total Georgia			7,887,663

	Idaho – 0.1% (0.1% of Total Investments)
195	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/09 at 101.00	Aa2	197,699
	1/01/21 (Alternative Minimum Tax)
220	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/10 at 100.00	Aa2	223,747
	7/01/22 (Alternative Minimum Tax)
310	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	314,855
	7/01/20 (Alternative Minimum Tax)

725	Total Idaho			736,301

	Illinois – 35.0% (22.8% of Total Investments)
2,875	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	2,959,554
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	8,296,030
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
790	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AAA	809,197
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,228,344
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,950,795
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AAA	25,789,171
	1999, 5.500%, 1/01/23 – FGIC Insured
2,620	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AAA	2,827,399
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,438,096
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	201,123
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	871,714
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/09 at 102.00	AAA	522,885
	5.375%, 12/01/29 – MBIA Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Aaa	2,882,702
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – MBIA Insured
24,835	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest,	9/07 at 102.00	AAA	25,361,748
	Series 1999, 5.625%, 9/01/31 – FSA Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,718,775
17,280	Illinois Health Facilities Authority, Converted Adjustable Rate Revenue Bonds, Highland Park	10/07 at 102.00	AAA	17,685,907
	Hospital, Series 1991A, 6.000%, 10/01/15 (Pre-refunded 10/01/07) – FGIC Insured
9,860	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,542,016
	Series 1985A, 5.500%, 8/01/20
5,400	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	1/08 at 101.00	AAA	5,457,078
	1997A, 5.000%, 7/01/24 – MBIA Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	8/07 at 102.00	A	5,567,793
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	AAA	1,494,180
	FGIC Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aaa	4,785,548
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – FSA Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	3,174,180
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
22,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	23,444,773
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,750	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	AAA	4,831,418
13,000	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	6,124,820
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – FSA Insured	No Opt. Call	AAA	25,861,995
3,500	5.750%, 6/01/23 – FSA Insured	No Opt. Call	AAA	4,030,180
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,368,952
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	4,915,600
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aaa	2,743,290
	0.000%, 11/01/18 – FSA Insured

219,675	Total Illinois			204,885,263

	Indiana – 4.3% (2.8% of Total Investments)
8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	9,153,177
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded 11/15/09) – MBIA Insured
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	8,479,520
	Group, Series 2000A, 5.500%, 2/15/26 (Pre-refunded 8/15/10) – MBIA Insured
3,870	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	3,491,127
	Series 2007A-1, Drivers 1847, 6.561%, 1/01/15 (Alternative Minimum Tax) (IF)
4,190	Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor Foundation Inc.,	6/09 at 101.00	Aa3 (4)	4,369,919
	Project, Series 1999, 5.700%, 6/01/24 (Pre-refunded 6/01/09)

24,815	Total Indiana			25,493,743

	Iowa – 1.2% (0.8% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,038,990
	5.625%, 6/01/46

	Kansas – 0.8% (0.5% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	10/07 at 100.50	AAA	3,753,167
	FGIC Insured
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	1,018,010
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20

4,825	Total Kansas			4,771,177

	Kentucky – 1.7% (1.1% of Total Investments)
3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	2/10 at 101.00	Aa3 (4)	3,199,619
	Series 2000, 5.750%, 2/01/20 (Pre-refunded 2/01/10)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/08 at 102.00	BB–	1,868,667
5,000	5.875%, 10/01/22	4/08 at 102.00	BB–	5,035,650

9,880	Total Kentucky			10,103,936

	Louisiana – 5.0% (3.3% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%,	5/10 at 101.50	AAA	2,382,574
	5/01/25 (Pre-refunded 5/01/10) – FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,917,038
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	5,565,070
	2004, 5.250%, 7/01/33 – MBIA Insured
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	Aaa	5,203,623
	FGIC Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	AAA	4,466,430
	12/01/28 – AMBAC Insured
9,545	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	9,731,032
	Series 2001B, 5.500%, 5/15/30

37,905	Total Louisiana			29,265,767

	Massachusetts – 1.5% (1.0% of Total Investments)
1,485	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	1,485,312
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	4,578,536
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/07 at 101.00	AAA	801,885
	1996A, 5.875%, 9/01/23 – MBIA Insured (Alternative Minimum Tax)
2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/09 at 100.00	AAA	2,035,320
	1997A, 5.125%, 1/01/17 – MBIA Insured

8,635	Total Massachusetts			8,901,053

	Michigan – 3.6% (2.4% of Total Investments)
2,435	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	AAA	2,562,740
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	14,718,177
	Obligated Group, Series 1998A, 5.250%, 8/15/28
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	4,095,040
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

21,690	Total Michigan			21,375,957

	Minnesota – 0.2% (0.1% of Total Investments)
910	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	1/10 at 101.00	AA+	925,952
	7/01/31 (Alternative Minimum Tax)

	Missouri – 2.2% (1.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,786,210
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AAA	1,797,200
2,185	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	2,283,172
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	2,316,231
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	3,885,025

20,040	Total Missouri			13,067,838

	Montana – 0.3% (0.2% of Total Investments)
905	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	922,747
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/09 at 100.00	A2	1,038,710
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)

1,905	Total Montana			1,961,457

	Nebraska – 0.2% (0.1% of Total Investments)
1,200	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	AAA	1,241,808
	6.200%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.3% (2.8% of Total Investments)
2,115	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	2,227,455
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	AAA	4,765,200
3,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	3,074,550
15,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A	15,348,600
	Series 2007B, 5.250%, 7/01/31 (UB)

28,115	Total Nevada			25,415,805

	New Hampshire – 0.1% (0.1% of Total Investments)
860	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	1/08 at 100.00	Aa2	877,957
	Series 1995D, 6.550%, 7/01/26 (Alternative Minimum Tax)

	New Jersey – 5.8% (3.8% of Total Investments)
700	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AAA	703,920
	Jersey City Medical Center, Series 2001, 4.800%, 8/01/21 – AMBAC Insured
1,965	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,017,662
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,475,144
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,493,720
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	7,348,600
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
9,305	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	9,960,909
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,478,873
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,565,136
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)

44,630	Total New Jersey			34,043,964

	New Mexico – 0.7% (0.5% of Total Investments)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	4,116,400
	7/01/32 – FSA Insured

	New York – 14.9% (9.7% of Total Investments)
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/07 at 101.00	AAA	10,062
	Services Facilities, Series 1996B, 5.125%, 8/15/21 – MBIA Insured
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/08 at 102.00	AA	2,215,787
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/08 at 101.50	AAA	7,670,850
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	1/08 at 102.00	AAA	2,053,800
	Bonds, City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded 1/01/08) –
	FSA Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,116,150
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – FSA Insured
	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
4,005	5.250%, 6/01/19 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	AAA	4,193,716
7,005	5.250%, 6/01/21 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	AAA	7,335,076
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	7,067,100
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,169,400
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,147,248
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	10,497,700
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
	New York City, New York, General Obligation Bonds, Fiscal Series 1998F:
1,980	5.250%, 8/01/14 – AMBAC Insured	2/08 at 101.00	AAA	2,012,927
13,860	5.375%, 8/01/19 – MBIA Insured	2/08 at 101.00	AAA	14,105,461
	New York City, New York, General Obligation Bonds, Fiscal Series 1998F:
20	5.250%, 8/01/14 (Pre-refunded 2/01/08) – AMBAC Insured	2/08 at 101.00	Aaa	20,357
140	5.375%, 8/01/19 (Pre-refunded 2/01/08) – MBIA Insured	2/08 at 101.00	AAA	142,587
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	10,257,000
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – MBIA Insured (Alternative Minimum Tax)

83,490	Total New York			87,015,221

	North Carolina – 0.7% (0.4% of Total Investments)
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA–	3,831,072
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45

	Ohio – 4.1% (2.7% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	Aaa	2,416,357
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/08 at 100.00	Aa2	3,640,743
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,677,777
	5.000%, 5/01/30
12,700	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	13,127,101
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
1,115	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/07 at 101.00	Aa2	1,132,082

23,400	Total Ohio			23,994,060

	Oregon – 0.4% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/10 at 101.00	Aaa	2,477,743
	2000A, 5.500%, 6/15/20 – AMBAC Insured

	Pennsylvania – 5.1% (3.3% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	4,112,803
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
1,425	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,481,273
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
	(Alternative Minimum Tax)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	1,414,890
	10/01/31 (Alternative Minimum Tax)
18,900	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1998A, 5.500%, 6/15/18 – FGIC	6/08 at 102.00	AAA	19,452,823
	Insured (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,465,278
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

28,510	Total Pennsylvania			29,927,067

	Puerto Rico – 2.1% (1.4% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,435,000
	4.500%, 12/01/23

	Rhode Island – 3.2% (2.1% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	5/09 at 102.00	AA	2,121,473
	RAAI Insured
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Aaa	3,705,275
	Building Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) – AMBAC Insured
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	13,022,750
	Series 2002A, 6.125%, 6/01/32

18,015	Total Rhode Island			18,849,498

	South Carolina – 0.3% (0.2% of Total Investments)
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AAA	1,528,755
	AMBAC Insured

	Tennessee – 2.2% (1.4% of Total Investments)
6,400	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	6,724,416
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AAA	2,483,249
	5.125%, 3/01/26 – FSA Insured
1,910	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,920,180
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,514,970
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (WI/DD,
	Settling 8/15/07)

12,235	Total Tennessee			12,642,815

	Texas – 16.2% (10.5% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	2,870,400
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
4,675	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, Unlimited Tax	2/09 at 100.00	AAA	4,832,922
	School Building Bonds, Series 1999, 6.000%, 2/15/20 (Pre-refunded 2/15/09)
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	2,864,415
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
5,130	0.000%, 8/15/20	8/09 at 52.47	AAA	2,461,323
7,000	0.000%, 8/15/21	8/09 at 49.48	AAA	3,160,010
7,345	0.000%, 8/15/23	8/09 at 44.01	AAA	2,948,871
7,000	0.000%, 8/15/24	8/09 at 41.50	AAA	2,650,340
7,350	0.000%, 8/15/25	8/09 at 39.14	AAA	2,625,420
7,000	0.000%, 8/15/26	8/09 at 36.91	AAA	2,357,040
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	857,761
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus
	Health, Series 1999A:
12,240	5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	12,719,318
11,180	5.375%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	11,617,809
2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,200,182
	2001A, 0.000%, 11/15/20 – MBIA Insured
2,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	836,425
	Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured
2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25	8/10 at 100.00	AAA	2,654,700
	(Pre-refunded 8/01/10) – FSA Insured
2,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26	3/09 at 100.00	AAA	2,049,300
	(Pre-refunded 3/15/09) – FGIC Insured
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	6,677,479
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AAA	2,345,315
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	6,195,283
	Bonds, Series 2006, 0.000%, 8/15/38
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AAA	1,000,900
4,390	Tarrant County Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	Aa3	4,464,235
	2007, Residuals 1760-3, 7.431%, 2/15/36 (IF)
10,000	Tarrant County Health Facilities Development Corporation, Texas, Revenue Bonds, Texas Health	2/08 at 102.00	AAA	10,275,100
	Resources System, Series 1997A, 5.250%, 2/15/17 (Pre-refunded 2/15/08) – MBIA Insured
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,640,940
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,611,420
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,454,610

185,315	Total Texas			94,371,518

	Utah – 0.2% (0.2% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
325	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	Aaa	329,381
105	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	106,426
80	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/09 at 101.00	AA	81,173
	(Alternative Minimum Tax)
25	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	7/09 at 101.50	Aa2	25,483
	(Alternative Minimum Tax)
895	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA–	907,458
	1/01/15 (Alternative Minimum Tax)

1,430	Total Utah			1,449,921

	Virginia – 0.4% (0.3% of Total Investments)
3,395	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds,	11/09 at 102.00	N/R	2,328,800
	S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax)

	Washington – 10.8% (7.0% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AAA	4,309,920
	2003A, 5.500%, 7/01/17 – XLCA Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,846,155
2,590	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,724,525
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	920,448
1,260	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,325,444
9,760	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.625%, 1/01/21	1/11 at 101.00	AAA	10,412,749
	(Pre-refunded 1/01/11) – FSA Insured
6,985	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,477,931
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	11,906,382
	1999, 5.250%, 7/01/16 – MBIA Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AAA	2,122,393
	FSA Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	Aa1	10,010,198
18,470	0.000%, 1/01/21	No Opt. Call	Aa1	9,968,259

78,300	Total Washington			63,024,404

	Wisconsin – 6.9% (4.5% of Total Investments)
650	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	684,242
	Bonds, Series 2002, 6.000%, 6/01/17
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aaa	1,807,202
	11/01/14) – FSA Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aaa	579,398
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power	12/08 at 102.00	AAA	3,957,866
	Cooperative, Series 1997C, 5.550%, 2/01/15 – AMBAC Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare
	Development Inc., Series 1999:
8,375	6.250%, 11/15/20 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	8,892,240
5,000	6.250%, 11/15/28 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	5,308,800
4,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	5/09 at 101.00	A	4,267,571
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	Aaa	13,137,134
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,141,370
	Services Inc., Series 2003A, 5.125%, 8/15/33

39,165	Total Wisconsin			40,775,823

$ 1,071,910	Total Investments (cost $853,547,500) – 152.8%			896,920,319

	Floating Rate Obligations – (5.7)%			(33,200,000)

	Other Assets Less Liabilities – 3.2%			18,329,616

	Preferred Shares, at Liquidation Value – (50.3)%			(295,000,000)

	Net Assets Applicable to Common Shares – 100%			$587,049,935

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $819,227,350.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$47,992,518
Depreciation	(3,449,718)

Net unrealized appreciation (depreciation) of investments	$44,542,800

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.